INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Net loss from continuing operations before income taxes	$ 3,964,365	$ 2,344,263
Net operating loss		6,394,000
Net operating loss expire	2033
Deferred income tax liability		322,000
Current asset		71,000
Non-current liability		$ 393,000